NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS - Business acquisitions (Details) $ in Millions			1 Months Ended	12 Months Ended
	Jan. 07, 2016 CAD ($)	Apr. 12, 2015 CAD ($) item	Feb. 28, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Jun. 30, 2016 CAD ($)	Jun. 30, 2015 CAD ($)	Mar. 11, 2015 CAD ($)
Business acquisitions
Business acquisitions				$ 5.8	$ 119.5	$ 94.5
2017 Acquisition | Sports and Entertainment
Business acquisitions
Purchase price				$ 0.2
2016 Acquisition
Business acquisitions
Balance consideration paid, prior acquisitions					$ 0.6
March 2015 Acquisition | Telecommunications
Business acquisitions
Purchase price									$ 35.5
Post-closing adjustment								$ (0.2)
April 2015 Acquisition | TVA Group
Business acquisitions
Number of magazines acquired | item		14
Purchase price		$ 55.5
Post-closing adjustment						$ 0.8
Videotron | 2016 Acquisition
Business acquisitions
Purchase price	$ 125.0
Amount paid, net of cash acquired	119.1
Cash	$ 1.8
Post-closing adjustment							$ (0.2)
Business acquisitions			$ 5.6
Interest paid on balance payable			$ 0.3